Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Feb 3, 2012
Registrant Name	dei_EntityRegistrantName	Destra Investment Trust II
Central Index Key	dei_EntityCentralIndexKey	0001511331
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 3, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb 3, 2012
Destra Focused Equity Fund (Prospectus Summary) | Destra Focused Equity Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DFOAX
Destra Focused Equity Fund (Prospectus Summary) | Destra Focused Equity Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DFOCX
Destra Focused Equity Fund (Prospectus Summary) | Destra Focused Equity Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DFOIX
Destra Preferred and Income Securities Fund (Prospectus Summary) | Destra Preferred and Income Securities Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DPIAX
Destra Preferred and Income Securities Fund (Prospectus Summary) | Destra Preferred and Income Securities Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DPICX
Destra Preferred and Income Securities Fund (Prospectus Summary) | Destra Preferred and Income Securities Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DPIIX

Destra Focused Equity Fund (Prospectus Summary) | Destra Focused Equity Fund
Destra Focused Equity Fund
Investment Objective
The Fund's investment objective is to seek long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Destra mutual funds.  More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in "Shareholder

Information" on page 17 of the Fund's Prospectus and "Purchases" on page 29 of the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Destra Focused Equity Fund	Class A		Class C	Class P	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or redemption proceeds)	none	[1]	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none		none	none	none
Redemption Fee on shares held for 90 days or less (as a percentage of amount redeemed)	none		none	2.00%	2.00%
Exchange Fees	none		none	none	none
[1]	A contingent deferred sales charge of 1.00% may apply to Class A shares purchased without an initial sales charge if redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Destra Focused Equity Fund		Class A	Class C	Class P	Class I
Management Fees		0.85%	0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.25%	none
Other Expenses	[1]	28.14%	0.61%	0.70%	25.19%
Total Annual Fund Operating Expenses		29.24%	2.46%	1.80%	26.04%
Fee Waiver	[2]	(27.63%)	(0.10%)	(0.10%)	(24.71%)
Total Annual Fund Operating Expenses After Fee Waiver		1.61%	2.36%	1.70%	1.33%
[1]	Class C shares commenced operations on November 1, 2011, and Class P shares have not yet commenced operations. Other Expenses for Class C and Class P shares are based on estimated amounts for the Fund's current fiscal year. Other Expenses may include acquired fund fees, which were not included as fund expenses in the annual report.
[2]	The Adviser has agreed to cap expenses such that the total annual fund operating expenses, excluding brokerage commissions and other trading expenses, taxes, acquired fund fees and other extraordinary expenses (such as litigation and other expenses not incurred in the ordinary course of business) at 1.60% for Class A, 2.35% for Class C, 1.70% for Class P and 1.32% for Class I. This waiver will continue in effect until February 1, 2022. The waiver may be terminated or modified prior to February 1, 2022 only with the approval of the Board of Trustees of the Trust.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest

$10,000 in the Fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Redeemed
Expense Example Destra Focused Equity Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	738	1,082	1,449	2,482
Class C	239	735	1,259	2,693
Class P	173	536
Class I	135	420	727	1,598

Not Redeemed
Expense Example, No Redemption Destra Focused Equity Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	738	1,082	1,449	2,482
Class C	239	735	1,259	2,693
Class P	173	536
Class I	135	420	727	1,598

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when

Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the

Fund's performance. During the most recent fiscal period, the Fund's inception date of April 12, 2011 through December 31, 2011, the Fund's portfolio turnover rate was 22% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in equity securities.

Investment Process Overview. The cornerstone of the sub-adviser's investment philosophy is that sector and industry performance is highly correlated with particular stages of the business cycle. The sub-adviser overweights equities in sectors of the S&P 500 Index it believes will experience economic tailwinds, and avoids investing in sectors it views as untimely at a particular stage of the business cycle. The sub-adviser targets high-quality, market-leading companies within favored sectors. The result is a core investment style that shifts portfolio sector and style emphasis over cycles to seek to remain properly oriented and timely over a full economic and market cycle. As of December 31,

2011, the average market cap of the S&P 500 Index was $22.8 billion.

Analysis and Emphasis. The sub-adviser uses a forward-looking, anticipatory strategy.

The foundation of this strategy is that particular sectors of the S&P 500 Index tend to perform well in certain phases of an economic cycle. The sub-adviser's investment team analyzes traditional cyclical trends and identifies the characteristics of the current business cycle. The sub-adviser's proprietary macroeconomic database is a key element of this analysis. The Fund's portfolio holdings are shifted to newly favored sectors as the forecasted economic backdrop changes. The result is a core investment style that shifts portfolio emphasis over cycles among "value," "growth at a reasonable price" and "traditional growth" approaches.

Stock Selection. The S&P 500 Index is the investment universe for the Fund's portfolio.

Portfolio candidates are screened to seek to identify market-leading,financially strong companies. The quality screening process focuses on companies with characteristics that include:

o  Large Capitalization: Companies most typically with market capitalizations two to three times the S&P 500 Index's average market capitalization.

o  High Quality: Companies with low debt-to-equity ratios, high return-on-equity,and earnings growth opportunity.

o  Market Leading: Companies with a strong competitive position, prospective benefits from secular tailwinds, and a proven management team.

Principal Risks
Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the Fund.

Equity Securities Risk -- Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

Sector Focus Risk -- The Fund will typically focus its investments on companies within particular economic sectors. To the extent that it does so, developments affecting companies in those sectors will have a magnified effect on the Fund's net asset value and total return.

Non-Diversification/Limited Holdings Risk -- The Fund is non-diversified, which means that it may invest in the securities of fewer issuers than a diversified fund. As a result, it may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, may experience increased volatility and may be highly concentrated in certain issues.

Furthermore, because the Fund has a relatively small number of issuers the Fund has greater susceptibility to adverse developments in one issuer or group of issuers.

Investment Strategy Risk -- The Fund invests in common stocks of companies that the sub-adviser believes will perform well in certain phases of the business cycle.

The sub-adviser's investment approach may be out of favor at times,causing the

Fund to underperform funds that also seek capital appreciation but use different approaches to the stock selection and portfolio construction process.

Market Risk and Selection Risk -- Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will under-perform the markets,

the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Risks Associated with Active Management -- The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the Fund's sub-adviser to develop and effectively implement strategies that achieve the Fund's investment objective. Subjective decisions made by the investment sub-adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks -- The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. In general, the Annual Fund Operating Expenses expressed as a percentage of the Fund's average daily net assets will change as Fund assets increase and decrease, and the Fund's Annual Fund Operating Expenses may differ in the future. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its objective. Investors in the

Fund should have long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Fund Performance
Fund performance is not included in this Prospectus because the Fund has not been in existence for a full calendar year.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 1, 2012
Destra Focused Equity Fund (Prospectus Summary) | Destra Focused Equity Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Destra Focused Equity Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund's investment objective is to seek long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Destra mutual funds.  More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in "Shareholder
Information" on page 17 of the Fund's Prospectus and "Purchases" on page 29 of the Fund's Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the
Fund's performance. During the most recent fiscal period, the Fund's inception date of April 12, 2011 through December 31, 2011, the Fund's portfolio turnover rate was 22% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Destra mutual funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Class C shares commenced operations on November 1, 2011, and Class P shares have not yet commenced operations. Other Expenses for Class C and Class P shares are based on estimated amounts for the Fund's current fiscal year. Other Expenses may include acquired fund fees, which were not included as fund expenses in the annual report.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest
$10,000 in the Fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Redeemed
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	Not Redeemed
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in equity securities.

Investment Process Overview. The cornerstone of the sub-adviser's investment philosophy is that sector and industry performance is highly correlated with particular stages of the business cycle. The sub-adviser overweights equities in sectors of the S&P 500 Index it believes will experience economic tailwinds, and avoids investing in sectors it views as untimely at a particular stage of the business cycle. The sub-adviser targets high-quality, market-leading companies within favored sectors. The result is a core investment style that shifts portfolio sector and style emphasis over cycles to seek to remain properly oriented and timely over a full economic and market cycle. As of December 31,
2011, the average market cap of the S&P 500 Index was $22.8 billion.

Analysis and Emphasis. The sub-adviser uses a forward-looking, anticipatory strategy.
The foundation of this strategy is that particular sectors of the S&P 500 Index tend to perform well in certain phases of an economic cycle. The sub-adviser's investment team analyzes traditional cyclical trends and identifies the characteristics of the current business cycle. The sub-adviser's proprietary macroeconomic database is a key element of this analysis. The Fund's portfolio holdings are shifted to newly favored sectors as the forecasted economic backdrop changes. The result is a core investment style that shifts portfolio emphasis over cycles among "value," "growth at a reasonable price" and "traditional growth" approaches.

Stock Selection. The S&P 500 Index is the investment universe for the Fund's portfolio.
Portfolio candidates are screened to seek to identify market-leading,financially strong companies. The quality screening process focuses on companies with characteristics that include:

o  Large Capitalization: Companies most typically with market capitalizations two to three times the S&P 500 Index's average market capitalization.

o  High Quality: Companies with low debt-to-equity ratios, high return-on-equity,and earnings growth opportunity.

o  Market Leading: Companies with a strong competitive position, prospective benefits from secular tailwinds, and a proven management team.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the Fund.

Equity Securities Risk -- Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

Sector Focus Risk -- The Fund will typically focus its investments on companies within particular economic sectors. To the extent that it does so, developments affecting companies in those sectors will have a magnified effect on the Fund's net asset value and total return.

Non-Diversification/Limited Holdings Risk -- The Fund is non-diversified, which means that it may invest in the securities of fewer issuers than a diversified fund. As a result, it may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, may experience increased volatility and may be highly concentrated in certain issues.
Furthermore, because the Fund has a relatively small number of issuers the Fund has greater susceptibility to adverse developments in one issuer or group of issuers.

Investment Strategy Risk -- The Fund invests in common stocks of companies that the sub-adviser believes will perform well in certain phases of the business cycle.
The sub-adviser's investment approach may be out of favor at times,causing the
Fund to underperform funds that also seek capital appreciation but use different approaches to the stock selection and portfolio construction process.

Market Risk and Selection Risk -- Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will under-perform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Risks Associated with Active Management -- The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the Fund's sub-adviser to develop and effectively implement strategies that achieve the Fund's investment objective. Subjective decisions made by the investment sub-adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks -- The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. In general, the Annual Fund Operating Expenses expressed as a percentage of the Fund's average daily net assets will change as Fund assets increase and decrease, and the Fund's Annual Fund Operating Expenses may differ in the future. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its objective. Investors in the
Fund should have long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Risk, Lose Money	rr_RiskLoseMoney	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is non-diversified, which means that it may invest in the securities of fewer issuers than a diversified fund. As a result, it may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, may experience increased volatility and may be highly concentrated in certain issues. Furthermore, because the Fund has a relatively small number of issuers the Fund has greater susceptibility to adverse developments in one issuer or group of issuers.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
Fund performance is not included in this Prospectus because the Fund has not been in existence for a full calendar year.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	Fund performance is not included in this Prospectus because the Fund has not been in existence for a full calendar year.
Destra Focused Equity Fund (Prospectus Summary) | Destra Focused Equity Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee on shares held for 90 days or less (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	28.14%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	29.24%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(27.63%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.61%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2022-02-01
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	738
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,082
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,449
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,482
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	738
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,082
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,449
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,482
Destra Focused Equity Fund (Prospectus Summary) | Destra Focused Equity Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee on shares held for 90 days or less (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.61%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.46%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.36%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2022-02-01
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	239
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	735
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,259
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,693
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	239
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	735
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,259
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,693
Destra Focused Equity Fund (Prospectus Summary) | Destra Focused Equity Fund | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee on shares held for 90 days or less (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.70%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.80%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.70%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2022-02-01
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	173
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	536
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	173
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	536
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10
Destra Focused Equity Fund (Prospectus Summary) | Destra Focused Equity Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee on shares held for 90 days or less (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	25.19%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	26.04%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(24.71%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.33%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2022-02-01
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	135
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	420
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	727
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,598
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	135
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	420
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	727
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,598

[1]	A contingent deferred sales charge of 1.00% may apply to Class A shares purchased without an initial sales charge if redeemed within 12 months of purchase.
[2]	Class C shares commenced operations on November 1, 2011, and Class P shares have not yet commenced operations. Other Expenses for Class C and Class P shares are based on estimated amounts for the Fund's current fiscal year. Other Expenses may include acquired fund fees, which were not included as fund expenses in the annual report.
[3]	The Adviser has agreed to cap expenses such that the total annual fund operating expenses, excluding brokerage commissions and other trading expenses, taxes, acquired fund fees and other extraordinary expenses (such as litigation and other expenses not incurred in the ordinary course of business) at 1.60% for Class A, 2.35% for Class C, 1.70% for Class P and 1.32% for Class I. This waiver will continue in effect until February 1, 2022. The waiver may be terminated or modified prior to February 1, 2022 only with the approval of the Board of Trustees of the Trust.

Destra Preferred and Income Securities Fund (Prospectus Summary) | Destra Preferred and Income Securities Fund
Destra Preferred and Income Securities Fund
Investment Objective
The Fund's investment objective is to seek total return, with an emphasis on high current income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund or in other Destra mutual funds.  More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in "Shareholder

Information" on page 24 of the Fund's Prospectus and "Purchases" on page 45 of the

Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Destra Preferred and Income Securities Fund	Class A		Class C	Class P	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%		none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or redemption proceeds)	none	[1]	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none		none	none	none
Redemption Fee on shares held for 90 days or less (as a percentage of amount redeemed)	none		none	2.00%	2.00%
Exchange Fees	none		none	none	none
[1]	A contingent deferred sales charge of 1.00% may apply to Class A shares purchased without an initial sales charge if redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Destra Preferred and Income Securities Fund		Class A	Class C	Class P	Class I
Management Fees		0.75%	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.25%	none
Other Expenses	[1]	19.31%	0.60%	0.70%	24.05%
Acquired Fund Fees and Expenses		0.02%	0.02%		0.02%
Total Annual Fund Operating Expenses	[2]	20.33%	2.37%	1.70%	24.82%
Fee Waiver	[3]	(18.81%)	(0.10%)	(0.10%)	(23.58%)
Total Annual Fund Operating Expenses After Fee Waiver		1.52%	2.27%	1.60%	1.24%
[1]	Class C shares commenced operations on November 1, 2011, and Class P shares have not yet commenced operations. Other Expenses for Class C and Class P shares are based on estimated amounts for the Fund's current fiscal year.
[2]	Acquired fund fees were not included as fund expenses in the annual report.
[3]	The Adviser has agreed to cap expenses such that the total annual fund operating expenses, excluding brokerage commissions and other trading expenses, taxes, acquired fund fees and other extraordinary expenses (such as litigation and other expenses not incurred in the ordinary course of business) at 1.50% for Class A, 2.25% for Class C, 1.60% for Class P and 1.22% for Class I. This waiver will continue in effect until February 1, 2022. The waiver may be terminated or modified prior to February 1, 2022 only with the approval of the Board of Trustees of the Trust.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the

Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Redeemed
Expense Example Destra Preferred and Income Securities Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	605	930	1,279	2,263
Class C	230	709	1,215	2,605
Class P	163	505
Class I	126	393	681	1,500

Not Redeemed
Expense Example, No Redemption Destra Preferred and Income Securities Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	605	930	1,279	2,263
Class C	230	709	1,215	2,605
Class P	163	505
Class I	126	393	681	1,500

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 25% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) in a portfolio of preferred and income-producing securities, including traditional preferred stock, trust preferred securities, hybrid securities that have characteristics of both equity and debt securities, convertible securities,contingent-capital securities, subordinated debt, senior debt and securities of other open-end,

closed-end or exchange-traded funds that invest primarily in the same types of securities.

The Fund may also invest up to 15% of its net assets in common stock. The portions of the Fund's assets invested in various types of preferred, debt or equity may vary from time to time depending on market conditions. In addition, under normal market conditions, the Fund invests more than 25% of its total assets in companies principally engaged in financial services. The Fund may also invest up to 40% of its net assets in securities of non-U.S. companies.

The Fund  will principally invest in (i) investment grade quality securities  or (ii)

below investment grade quality preferred or subordinated securities of companies with investment grade senior debt outstanding, in either case determined at the time of purchase. Securities that are rated below investment grade are commonly referred to as "high yield" or "junk bonds." However, some of the Fund's total assets may be invested in securities rated (or issued by companies rated) below investment grade at the time of purchase. Preferred and debt securities of below investment grade quality are regarded as having predominantly speculative characteristics with respect to capacity to pay dividends and interest and repayment of principal. Due to the risks involved in investing in preferred and debt securities of below investment grade quality, an investment in the Fund should be considered speculative. The maturities of preferred and debt securities in which the Fund will invest generally will be longer-term (perpetual, in the case of some preferred securities, and ten years or more for other preferred and debt securities); however, as a result of changing market conditions and interest rates, the

Fund may also invest in shorter-term securities.

Principal Risks
Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the Fund.

Preferred and Subordinated Security Risk -- Preferred and other subordinated securities rank lower than bonds and other debt instruments in a company's capital structure and therefore will be subject to greater credit risk than those debt instruments.  Distributions on some types of these securities may also be skipped or deferred by issuers without causing a default. Finally, some of these securities typically have special redemption rights that allow the issuer to redeem the security at par earlier than scheduled.

Credit Risk -- Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments. Credit risk may be heightened for the Fund because the Fund may invest in "high yield" or "high risk" securities; such securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy, and are regarded as predominantly speculative with respect to the issuer's capacity to pay dividends and interest and repay principal.

Interest Rate Risk -- If interest rates rise, in particular, if long-term interest rates rise, the prices of fixed-rate securities held by the Fund will fall.

Liquidity Risk -- This Fund, like all open-end funds, is limited to investing up to

15% of its net assets in illiquid securities.  From time to time, certain securities held by the Fund may have limited marketability and may be difficult to sell at favorable times or prices. It is possible that certain securities held by the Fund will not be able to be sold in sufficient amounts or in a sufficiently timely manner to raise the cash necessary to meet any potentially large redemption requests by fund shareholders.

Concentration Risk -- The Fund intends to invest 25% or more of its total assets in securities of financial services companies. This policy makes the Fund more susceptible to adverse economic or regulatory occurrences affecting financial services companies.

Financial Services Company Risk -- Financial services companies are especially subject to the adverse effects of economic recession, currency exchange rates, government regulation,

decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business.

Foreign Investment Risk -- Because the Fund can invest its assets in foreign instruments,

the value of Fund shares can be adversely affected by changes in currency exchange rates and political and economic developments abroad. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States, and as a result, Fund share values may be more volatile. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country.

Currency Risk -- Since a portion of the Fund's assets may be invested in securities denominated foreign currencies, changes in currency exchange rates may adversely affect the

Fund's net asset value, the value of dividends and income earned, and gains and losses realized on the sale of securities.

Non-Diversification Risk -- The Fund is non-diversified, which means that it may invest in the securities of fewer issuers than a diversified fund. As a result, it may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers,

may experience increased volatility and may be highly concentrated in certain securities.

Convertible Securities Risk -- The market value of a convertible security often performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to theunderlying common stock.

High Yield Securities Risk -- High yield securities generally are less liquid, have more volatile prices, and have greater credit risk than investment grade securities.

Investment in Other Investment Companies Risk -- As with other investments,investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund(including management and advisory fees)

and, indirectly, the expenses of the investment companies.  To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

Market Risk and Selection Risk -- Market risk is the risk that one or more markets in which the

Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will under-perform the markets,the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Risks Associated with Active Management -- The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the Fund's sub-adviser to develop and effectively implement strategies that achieve the Fund's investment objective. Subjective decisions made by the investment sub-adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks -- The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. In general, the Annual Fund

Operating Expenses expressed as a percentage of the Fund's average daily net assets will change as

Fund assets increase and decrease, and the Fund's Annual Fund Operating Expenses may differ in the future. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its objective. Investors in the Fund should have long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Fund Performance
Fund performance is not included in this Prospectus because the Fund has not been in existence for a full calendar year.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 1, 2012
Destra Preferred and Income Securities Fund (Prospectus Summary) | Destra Preferred and Income Securities Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Destra Preferred and Income Securities Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund's investment objective is to seek total return, with an emphasis on high current income.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund or in other Destra mutual funds.  More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in "Shareholder
Information" on page 24 of the Fund's Prospectus and "Purchases" on page 45 of the
Fund's Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 25% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund or in other Destra mutual funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Redeemed
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	Not Redeemed
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Fund invests at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) in a portfolio of preferred and income-producing securities, including traditional preferred stock, trust preferred securities, hybrid securities that have characteristics of both equity and debt securities, convertible securities,contingent-capital securities, subordinated debt, senior debt and securities of other open-end, closed-end or exchange-traded funds that invest primarily in the same types of securities.

The Fund may also invest up to 15% of its net assets in common stock. The portions of the Fund's assets invested in various types of preferred, debt or equity may vary from time to time depending on market conditions. In addition, under normal market conditions, the Fund invests more than 25% of its total assets in companies principally engaged in financial services. The Fund may also invest up to 40% of its net assets in securities of non-U.S. companies.

The Fund  will principally invest in (i) investment grade quality securities  or (ii)
below investment grade quality preferred or subordinated securities of companies with investment grade senior debt outstanding, in either case determined at the time of purchase. Securities that are rated below investment grade are commonly referred to as "high yield" or "junk bonds." However, some of the Fund's total assets may be invested in securities rated (or issued by companies rated) below investment grade at the time of purchase. Preferred and debt securities of below investment grade quality are regarded as having predominantly speculative characteristics with respect to capacity to pay dividends and interest and repayment of principal. Due to the risks involved in investing in preferred and debt securities of below investment grade quality, an investment in the Fund should be considered speculative. The maturities of preferred and debt securities in which the Fund will invest generally will be longer-term (perpetual, in the case of some preferred securities, and ten years or more for other preferred and debt securities); however, as a result of changing market conditions and interest rates, the
Fund may also invest in shorter-term securities.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the Fund.

Preferred and Subordinated Security Risk -- Preferred and other subordinated securities rank lower than bonds and other debt instruments in a company's capital structure and therefore will be subject to greater credit risk than those debt instruments.  Distributions on some types of these securities may also be skipped or deferred by issuers without causing a default. Finally, some of these securities typically have special redemption rights that allow the issuer to redeem the security at par earlier than scheduled.

Credit Risk -- Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments. Credit risk may be heightened for the Fund because the Fund may invest in "high yield" or "high risk" securities; such securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy, and are regarded as predominantly speculative with respect to the issuer's capacity to pay dividends and interest and repay principal.

Interest Rate Risk -- If interest rates rise, in particular, if long-term interest rates rise, the prices of fixed-rate securities held by the Fund will fall.

Liquidity Risk -- This Fund, like all open-end funds, is limited to investing up to
15% of its net assets in illiquid securities.  From time to time, certain securities held by the Fund may have limited marketability and may be difficult to sell at favorable times or prices. It is possible that certain securities held by the Fund will not be able to be sold in sufficient amounts or in a sufficiently timely manner to raise the cash necessary to meet any potentially large redemption requests by fund shareholders.

Concentration Risk -- The Fund intends to invest 25% or more of its total assets in securities of financial services companies. This policy makes the Fund more susceptible to adverse economic or regulatory occurrences affecting financial services companies.

Financial Services Company Risk -- Financial services companies are especially subject to the adverse effects of economic recession, currency exchange rates, government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business.

Foreign Investment Risk -- Because the Fund can invest its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political and economic developments abroad. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States, and as a result, Fund share values may be more volatile. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country.

Currency Risk -- Since a portion of the Fund's assets may be invested in securities denominated foreign currencies, changes in currency exchange rates may adversely affect the
Fund's net asset value, the value of dividends and income earned, and gains and losses realized on the sale of securities.

Non-Diversification Risk -- The Fund is non-diversified, which means that it may invest in the securities of fewer issuers than a diversified fund. As a result, it may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, may experience increased volatility and may be highly concentrated in certain securities.

Convertible Securities Risk -- The market value of a convertible security often performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to theunderlying common stock.

High Yield Securities Risk -- High yield securities generally are less liquid, have more volatile prices, and have greater credit risk than investment grade securities.

Investment in Other Investment Companies Risk -- As with other investments,investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund(including management and advisory fees)
and, indirectly, the expenses of the investment companies.  To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

Market Risk and Selection Risk -- Market risk is the risk that one or more markets in which the
Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will under-perform the markets,the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Risks Associated with Active Management -- The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the Fund's sub-adviser to develop and effectively implement strategies that achieve the Fund's investment objective. Subjective decisions made by the investment sub-adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks -- The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. In general, the Annual Fund
Operating Expenses expressed as a percentage of the Fund's average daily net assets will change as
Fund assets increase and decrease, and the Fund's Annual Fund Operating Expenses may differ in the future. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its objective. Investors in the Fund should have long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Risk, Lose Money	rr_RiskLoseMoney	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is non-diversified, which means that it may invest in the securities of fewer issuers than a diversified fund. As a result, it may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, may experience increased volatility and may be highly concentrated in certain securities.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
Fund performance is not included in this Prospectus because the Fund has not been in existence for a full calendar year.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	Fund performance is not included in this Prospectus because the Fund has not been in existence for a full calendar year.
Destra Preferred and Income Securities Fund (Prospectus Summary) | Destra Preferred and Income Securities Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee on shares held for 90 days or less (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	19.31%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	20.33%	[3]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(18.81%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.52%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2022-02-01
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	605
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	930
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,279
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,263
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	605
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	930
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,279
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,263
Destra Preferred and Income Securities Fund (Prospectus Summary) | Destra Preferred and Income Securities Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee on shares held for 90 days or less (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.60%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.37%	[3]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.27%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2022-02-01
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	230
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	709
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,215
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,605
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	230
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	709
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,215
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,605
Destra Preferred and Income Securities Fund (Prospectus Summary) | Destra Preferred and Income Securities Fund | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee on shares held for 90 days or less (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.70%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.70%	[3]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.60%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2022-02-01
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	163
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	505
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	163
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	505
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10
Destra Preferred and Income Securities Fund (Prospectus Summary) | Destra Preferred and Income Securities Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee on shares held for 90 days or less (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	24.05%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	24.82%	[3]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(23.58%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.24%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2022-02-01
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	126
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	393
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	681
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,500
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	126
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	393
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	681
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,500

[1]	A contingent deferred sales charge of 1.00% may apply to Class A shares purchased without an initial sales charge if redeemed within 12 months of purchase.
[2]	Class C shares commenced operations on November 1, 2011, and Class P shares have not yet commenced operations. Other Expenses for Class C and Class P shares are based on estimated amounts for the Fund's current fiscal year.
[3]	Acquired fund fees were not included as fund expenses in the annual report.
[4]	The Adviser has agreed to cap expenses such that the total annual fund operating expenses, excluding brokerage commissions and other trading expenses, taxes, acquired fund fees and other extraordinary expenses (such as litigation and other expenses not incurred in the ordinary course of business) at 1.50% for Class A, 2.25% for Class C, 1.60% for Class P and 1.22% for Class I. This waiver will continue in effect until February 1, 2022. The waiver may be terminated or modified prior to February 1, 2022 only with the approval of the Board of Trustees of the Trust.